Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	(127,556)	(397,313)	(833,411)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	98,670,361	99,705,361	144,157,947
Net loss per share basic and diluted	(1.29)	(3.98)	(5.78)